T. ROWE PRICE New Income Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 6.3%
Car Loan 0.4%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  13,100 13,094
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  13,530 13,570
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 6,500 6,797
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  11,310 11,401
GM Financial Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  6,650 6,654
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 23,480 23,492
75,008
Other Asset-Backed Securities 4.9%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 37,958 38,589
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.445%, 10/25/31 (1) 27,170 27,177
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.346%, 1/15/33 (1) 11,035 11,042
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.226%, 4/15/34 (1) 12,715 12,708
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 7/20/28 (1) 22,823 22,826
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 4/15/29 (1) 16,090 15,965
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.313%, 7/15/34 (1) 15,245 15,245
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.181%, 11/20/28 (1) 13,265 13,265

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.064%, 7/18/27 (1) 1,786 1,786
BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 1.634%, 7/18/27 (1) 5,146 5,143
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 8,137 8,534
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.406%, 2/12/30 (1) 4,815 4,833
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.188%, 7/15/33 (1) 9,385 9,374
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.484%, 10/20/31 (1) 21,990 22,005
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/15/36 (1) 30,055 30,017
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 15,654 16,888
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.234%, 7/17/34 (1) 21,235 21,209
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 2,391 2,459
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 4,957 5,067
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%, 10/20/28 (1) 22,479 22,493
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 28,091 30,026
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 2,316 2,368
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 984 1,004
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.672%, 5/6/30 (1) 12,070 11,965

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Invesco
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.12%, 1.20%, 7/15/34  33,910 33,870
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 28,108 28,743
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.276%, 1/16/28 (1) 11,320 11,286
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.425%, 10/25/32 (1) 9,735 9,741
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.675%, 1/25/32 (1) 10,705 10,718
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 1,140 1,161
MVW Owner Trust
Series 2019-1A, Class A
2.89%, 11/20/36 (1) 8,228 8,508
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%, 1/20/32 (1) 49,995 49,981
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%, 10/20/32 (1) 27,735 27,759
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.241%, 7/17/35 (1) 15,105 15,086
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.166%, 4/15/34 (1) 26,325 26,262
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 1.638%, 4/22/29 (1) 16,785 16,815
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.138%, 4/22/29 (1) 12,440 12,352
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.884%, 7/20/31 (1) 26,060 26,093
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 10/20/34 (1)(2) 31,830 31,830
OHA Credit Funding 3
Series 2019-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/2/35 (1) 17,405 17,384

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OHA Credit Partners XVI
Series 2021-16A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 10/18/34 (1)(2) 30,760 30,722
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.144%, 7/17/29 (1) 39,618 39,625
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 21,347 21,347
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 1.934%, 10/17/29 (1) 21,030 21,026
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.826%, 7/15/31 (1) 6,490 6,497
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.256%, 7/15/34 (1) 23,820 23,812
Peace Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 10/20/34 (1)(2) 34,650 34,650
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 16,114 16,158
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 25,086 25,939
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 10/15/32 (1) 25,490 25,497
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  29,300 29,397
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 1,383 1,394
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 4,544 4,664
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 6,412 6,516
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.006%, 4/15/28 (1) 31,489 31,422
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 1/15/34 (1) 9,560 9,577

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 4/20/33 (1) 14,640 14,640
Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.034%, 1/20/29 (1) 11,645 11,645
Wind River
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 1.776%, 7/15/28 (1) 12,980 12,983
1,047,088
Student Loan 1.0%
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 2,267 2,298
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 8,525 8,696
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 16,228 16,589
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 15,546 15,870
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 21,088 21,399
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 21,239
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 11,154 11,242
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.824%, 3/26/68 (1) 11,855 11,829
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 3,180 3,208
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 4,306 4,413
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 10,959 11,225
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 9,047 9,219

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 10,188 10,790
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 22,326 23,485
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 37,830 37,532
209,034
Total Asset-Backed Securities
(Cost $1,320,941) 1,331,130
BANK LOANS 0.6% (3)
INDUSTRIAL 0.6%
Communications 0.1%
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 3.629%, 8/21/26  7,076 6,904
Lamar Media, FRN
1M USD LIBOR + 1.50%, 1.597%, 2/5/27  14,435 14,255
Mission Broadcasting, FRN
1M USD LIBOR + 2.50%, 2.596%, 6/2/28  6,305 6,226
27,385
Consumer Cyclical 0.3%
Caesars Resort Collection, FRN
1M USD LIBOR + 4.50%, 4.585%, 7/21/25  8,843 8,855
Churchill Downs, FRN
1M USD LIBOR + 2.00%, 2.09%, 3/17/28  19,559 19,339
KFC Holding, FRN
1M USD LIBOR + 1.75%, 1.839%, 3/15/28  27,112 27,059
55,253
Energy 0.1%
Buckeye Partners, FRN
1M USD LIBOR + 2.25%, 2.346%, 11/1/26  18,867 18,649
18,649
Health Care 0.0%
HCA, FRN
3M USD LIBOR + 1.75%, 1.835%, 6/30/28  5,205 5,229
5,229

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 0.1%
Western Digital, FRN
1M USD LIBOR + 1.75%, 1.838%, 4/29/23  10,129 10,118
10,118
Total Industrial 116,634
Total Bank Loans
(Cost $116,681) 116,634
BOND MUTUAL FUNDS 3.4%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 3.97% (4)(5) 63,166 615,867
T. Rowe Price Institutional High Yield Fund - Z Class, 4.32% (4)(5) 12,033 107,093
Total Bond Mutual Funds
(Cost $710,045) 722,960
CONVERTIBLE PREFERRED STOCKS 0.0%
INDUSTRIAL 0.0%
Energy 0.0%
Targa Resources, Series A, 9.50%, Acquisition Date: 2/10/21,
Cost $9,215 (6)(7) 9 9,243
Total Industrial 9,243
Total Convertible Preferred Stocks
(Cost $9,215) 9,243
CORPORATE BONDS 30.0%
FINANCIAL INSTITUTIONS 11.1%
Banking 6.7%
AIB Group, VR, 4.263%, 4/10/25 (1)(8) 20,670 22,191
Banco Santander, 3.49%, 5/28/30  11,400 12,397
Bangkok Bank, 4.45%, 9/19/28  5,665 6,568
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(8) 23,000 23,358
Bank of America, 4.45%, 3/3/26  18,903 21,291
Bank of America, VR, 1.734%, 7/22/27 (8) 20,116 20,403
Bank of America, VR, 1.898%, 7/23/31 (8) 73,896 72,219
Bank of America, VR, 2.299%, 7/21/32 (8) 32,003 32,184
Bank of America, VR, 2.496%, 2/13/31 (8)(9) 22,900 23,575
Bank of America, VR, 2.592%, 4/29/31 (8) 38,880 40,272
Bank of America, VR, 3.419%, 12/20/28 (8) 22,458 24,654
Bank of America, VR, 3.559%, 4/23/27 (8) 11,450 12,570
Bank of America, VR, 4.271%, 7/23/29 (8) 42,340 48,656
Barclays, VR, 2.852%, 5/7/26 (8) 24,674 26,051

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 3.932%, 5/7/25 (8) 19,911 21,435
BNP Paribas, VR, 1.323%, 1/13/27 (1)(8) 10,950 10,806
Capital One Financial, 3.65%, 5/11/27  11,559 12,874
Capital One Financial, 3.75%, 3/9/27  19,858 22,187
Citigroup, VR, 2.561%, 5/1/32 (8) 10,298 10,605
Citigroup, VR, 3.106%, 4/8/26 (8) 23,226 24,851
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(8) 10,031 10,394
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(8) 18,871 21,373
Danske Bank, 5.375%, 1/12/24 (1) 20,461 22,529
Danske Bank, VR, 3.001%, 9/20/22 (1)(8) 7,363 7,417
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 21,957 23,342
Discover Financial Services, 4.10%, 2/9/27  58,694 66,033
Goldman Sachs Group, 3.50%, 11/16/26  11,635 12,657
Goldman Sachs Group, VR, 1.542%, 9/10/27 (8) 31,264 31,428
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,287 17,501
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 45,548 46,988
HSBC Holdings, 3.90%, 5/25/26  9,569 10,615
HSBC Holdings, VR, 1.645%, 4/18/26 (8) 10,575 10,701
HSBC Holdings, VR, 2.099%, 6/4/26 (8) 20,767 21,354
HSBC Holdings, VR, 4.292%, 9/12/26 (8) 2,175 2,415
ING Groep, VR, 1.726%, 4/1/27 (8) 9,137 9,250
JPMorgan Chase, VR, 1.578%, 4/22/27 (8) 35,303 35,556
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 41,300 39,938
JPMorgan Chase, VR, 2.182%, 6/1/28 (8) 32,197 33,206
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 19,897 20,933
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 59,518 62,833
Kookmin Bank, 2.50%, 11/4/30 (1) 21,350 21,585
Kookmin Bank, 2.50%, 11/4/30  6,800 6,875
Morgan Stanley, VR, 1.512%, 7/20/27 (8) 25,000 25,072
Morgan Stanley, VR, 1.593%, 5/4/27 (8) 13,695 13,837
Morgan Stanley, VR, 1.928%, 4/28/32 (8) 27,901 27,271
Morgan Stanley, VR, 2.239%, 7/21/32 (8) 15,751 15,812
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 5,725 6,136
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (8) 48,133 48,339
Shinhan Bank, 3.875%, 3/24/26  5,830 6,409
Standard Chartered, VR, 2.819%, 1/30/26 (1)(8) 16,707 17,461
Standard Chartered, VR, 4.644%, 4/1/31 (1)(8) 36,236 42,430
UBS Group, VR, 1.364%, 1/30/27 (1)(8) 14,633 14,497
Wells Fargo, 4.30%, 7/22/27  11,645 13,368
Wells Fargo, VR, 2.393%, 6/2/28 (8) 31,245 32,523
Wells Fargo, VR, 2.572%, 2/11/31 (8) 52,585 54,495
Wells Fargo, VR, 2.879%, 10/30/30 (8) 53,562 56,976
Wells Fargo, VR, 4.478%, 4/4/31 (8) 15,936 18,881
1,417,577

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Brokerage Asset Managers Exchanges 0.6%
Intercontinental Exchange, 1.85%, 9/15/32 (9) 49,820 48,002
Intercontinental Exchange, 2.10%, 6/15/30  9,720 9,776
LSEGA Financing, 2.00%, 4/6/28 (1) 41,004 41,714
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 15,426
LSEGA Financing, 3.20%, 4/6/41 (1) 6,705 7,102
122,020
Finance Companies 0.6%
AerCap Ireland Capital, 3.50%, 5/26/22  1,235 1,258
AerCap Ireland Capital, 3.50%, 1/15/25  3,935 4,152
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 31,629
AerCap Ireland Capital, 6.50%, 7/15/25  4,365 5,091
Avolon Holdings Funding, 2.528%, 11/18/27 (1) 41,202 41,138
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 7,013 7,320
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 14,969 16,279
Avolon Holdings Funding, 5.50%, 1/15/26 (1) 12,762 14,453
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 14,765 15,670
136,990
Insurance 1.0%
AIA Group, 3.90%, 4/6/28 (1)(9) 40,868 46,194
Centene, 2.45%, 7/15/28  8,320 8,414
Centene, 2.50%, 3/1/31  11,800 11,750
Centene, 2.625%, 8/1/31  10,805 10,940
Centene, 3.375%, 2/15/30  23,192 24,207
Centene, 4.25%, 12/15/27 (9) 19,954 21,051
Centene, 4.625%, 12/15/29  31,532 34,606
CNO Financial Group, 5.25%, 5/30/25  9,438 10,677
Humana, 2.15%, 2/3/32  7,055 7,038
Humana, 3.95%, 3/15/27  6,075 6,820
Humana, 4.875%, 4/1/30  17,913 21,706
Marsh & McLennan, 2.25%, 11/15/30  8,918 9,138
212,541
Real Estate Investment Trusts 2.2%
Alexandria Real Estate Equities, 2.75%, 12/15/29  16,820 17,707
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 28,679
Alexandria Real Estate Equities, 3.95%, 1/15/28  15,766 17,870
American Campus Communities Operating Partnership, 2.85%, 2/1/30  36,598 38,000
American Campus Communities Operating Partnership, 3.30%,
7/15/26  16,422 17,697
American Campus Communities Operating Partnership, 3.625%,
11/15/27  31,094 34,035
Boston Properties, 3.25%, 1/30/31  10,162 10,947
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 33,352
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 62,065
Essex Portfolio, 1.65%, 1/15/31  10,099 9,627

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Essex Portfolio, 3.625%, 5/1/27  10,736 11,875
Healthpeak Properties, 2.875%, 1/15/31  3,485 3,680
Healthpeak Properties, 3.50%, 7/15/29  3,801 4,221
Highwoods Realty, 4.125%, 3/15/28  17,404 19,591
Highwoods Realty, 4.20%, 4/15/29  11,839 13,382
Regency Centers, 3.70%, 6/15/30  12,150 13,598
Regency Centers, 4.125%, 3/15/28  9,817 11,124
Simon Property Group, 2.65%, 7/15/30 (9) 17,901 18,628
Ventas Realty, 3.25%, 10/15/26  27,238 29,418
VEREIT Operating Partnership, 2.20%, 6/15/28  4,257 4,359
VEREIT Operating Partnership, 2.85%, 12/15/32  20,540 21,747
VEREIT Operating Partnership, 3.40%, 1/15/28  10,060 10,937
VEREIT Operating Partnership, 3.95%, 8/15/27  28,396 31,971
464,510
Total Financial Institutions 2,353,638
INDUSTRIAL 16.7%
Basic Industry 0.3%
Anglo American Capital, 4.125%, 9/27/22 (1) 10,182 10,521
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  20,227 21,750
Ecolab, 4.80%, 3/24/30  1,983 2,429
Methanex, 5.125%, 10/15/27  18,855 20,458
Westlake Chemical, 1.625%, 7/17/29 (EUR)  11,421 14,300
69,458
Capital Goods 0.6%
Boral Finance, 3.00%, 11/1/22 (1) 5,545 5,655
Boral Finance, 3.75%, 5/1/28 (1) 50,753 54,705
Martin Marietta Materials, 2.40%, 7/15/31  21,068 21,492
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 8,075 8,152
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 27,065 27,568
117,572
Communications 4.2%
Altice France, 5.50%, 1/15/28 (1) 10,315 10,573
AT&T, 2.25%, 2/1/32  69,916 69,271
AT&T, 2.55%, 12/1/33 (1) 21,631 21,663
AT&T, 2.75%, 6/1/31  21,228 22,247
AT&T, 4.30%, 2/15/30  13,637 15,866
Charter Communications Operating, 2.30%, 2/1/32  24,315 23,661
Charter Communications Operating, 2.80%, 4/1/31  47,400 48,530
Charter Communications Operating, 4.80%, 3/1/50  5,020 5,863
Charter Communications Operating, 5.125%, 7/1/49  7,698 9,244
Charter Communications Operating, 5.75%, 4/1/48  1,536 1,978
Charter Communications Operating, 6.484%, 10/23/45  5,555 7,758
Comcast, 2.887%, 11/1/51 (1) 7,645 7,596
Comcast, 3.25%, 11/1/39  22,623 24,567
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 53,861

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HKT Capital No. 2, 3.625%, 4/2/25  2,714 2,918
HKT Capital No. 4, 3.00%, 7/14/26  22,686 24,139
Netflix, 4.625%, 5/15/29 (EUR)  19,830 29,438
NTT Finance, 1.591%, 4/3/28 (1) 26,137 26,114
NTT Finance, 2.065%, 4/3/31 (1) 3,650 3,734
SBA Tower Trust, 1.631%, 11/15/26 (1) 11,030 11,039
SBA Tower Trust, 2.836%, 1/15/25 (1) 11,922 12,439
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (1) 39,860 41,986
T-Mobile USA, 2.05%, 2/15/28  12,155 12,347
T-Mobile USA, 3.75%, 4/15/27  79,092 87,561
Verizon Communications, 2.10%, 3/22/28  12,383 12,716
Verizon Communications, 2.55%, 3/21/31  19,144 19,693
Verizon Communications, 2.65%, 11/20/40  37,223 36,180
Verizon Communications, 2.875%, 11/20/50  42,403 40,729
Verizon Communications, 2.987%, 10/30/56 (9) 40,751 39,245
Verizon Communications, 4.329%, 9/21/28  29,811 34,703
Verizon Communications, 4.522%, 9/15/48  9,283 11,651
Verizon Communications, 4.75%, 11/1/41  9,939 12,443
Vodafone Group, 4.375%, 5/30/28  27,950 32,397
Vodafone Group, 4.875%, 6/19/49  24,543 31,412
Vodafone Group, 5.00%, 5/30/38  17,214 21,944
Vodafone Group, 5.25%, 5/30/48  11,713 15,583
883,089
Consumer Cyclical 1.8%
Alibaba Group Holding, 3.40%, 12/6/27 (9) 11,715 12,768
Bath & Body Works, 6.625%, 10/1/30 (1) 17,135 19,898
Daimler Finance North America, 2.45%, 3/2/31 (1)(9) 8,996 9,292
General Motors Financial, 4.00%, 10/6/26  20,869 23,061
General Motors Financial, 4.30%, 7/13/25  8,846 9,762
General Motors Financial, 4.35%, 4/9/25  20,528 22,633
General Motors Financial, 5.10%, 1/17/24  27,464 30,073
GLP Capital, 3.35%, 9/1/24  6,162 6,514
Hyundai Capital America, 1.80%, 10/15/25 (1) 11,183 11,334
JMH, 2.50%, 4/9/31  20,558 21,079
Las Vegas Sands, 3.20%, 8/8/24  6,495 6,755
Las Vegas Sands, 3.50%, 8/18/26  10,677 11,215
Marriott International, 3.75%, 3/15/25  11,053 11,875
Marriott International, 3.75%, 10/1/25 (9) 3,043 3,289
Marriott International, Series EE, 5.75%, 5/1/25  42,111 48,371
QVC, 4.375%, 3/15/23  39,881 41,775
Ross Stores, 1.875%, 4/15/31  17,885 17,481
TJX, 1.60%, 5/15/31 (9) 9,297 9,072
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  20,000 26,259
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 6,720 6,708
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 15,868 17,148

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 21,055 24,919
391,281
Consumer Non-Cyclical 4.0%
AbbVie, 2.95%, 11/21/26 (9) 50,782 54,723
AbbVie, 3.20%, 11/21/29  14,750 16,091
AbbVie, 4.05%, 11/21/39 (9) 12,709 14,899
AbbVie, 4.25%, 11/21/49  13,924 16,918
AbbVie, 4.70%, 5/14/45  27,592 34,600
AbbVie, 4.875%, 11/14/48 (9) 36,241 47,401
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  4,370 5,292
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  49,277 60,878
AstraZeneca, 1.375%, 8/6/30  5,937 5,694
Astrazeneca Finance, 1.75%, 5/28/28  15,129 15,334
Astrazeneca Finance, 2.25%, 5/28/31  4,894 5,044
BAT Capital, 3.557%, 8/15/27  39,483 42,672
BAT International Finance, 1.668%, 3/25/26  21,719 21,749
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 10,245 11,766
Becton Dickinson & Company, 1.957%, 2/11/31  21,734 21,337
Becton Dickinson & Company, 2.823%, 5/20/30 (9) 13,423 14,206
Becton Dickinson & Company, 3.70%, 6/6/27  58,991 65,629
Becton Dickinson & Company, 3.794%, 5/20/50 (9) 17,895 20,321
Becton Dickinson & Company, 4.669%, 6/6/47  25,598 32,325
Cardinal Health, 4.50%, 11/15/44  4,690 5,401
Cardinal Health, 4.90%, 9/15/45  5,050 6,137
China Mengniu Dairy, 2.50%, 6/17/30  5,955 6,017
Cigna, 2.375%, 3/15/31  11,528 11,846
Cigna, 2.40%, 3/15/30  9,287 9,538
Cigna, 3.40%, 3/1/27  6,153 6,781
Cigna, 4.375%, 10/15/28  9,603 11,207
Cigna, 4.80%, 8/15/38  16,956 21,237
CVS Health, 1.875%, 2/28/31  14,118 13,789
CVS Health, 2.70%, 8/21/40 (9) 4,570 4,466
CVS Health, 3.625%, 4/1/27  5,001 5,543
CVS Health, 4.25%, 4/1/50  17,394 21,107
CVS Health, 5.05%, 3/25/48  51,682 68,450
Hasbro, 3.55%, 11/19/26  11,722 12,849
Mondelez International, 2.75%, 4/13/30 (9) 9,720 10,292
PerkinElmer, 3.30%, 9/15/29  9,984 10,827
Perrigo Finance Unlimited, 3.15%, 6/15/30  8,242 8,503
Perrigo Finance Unlimited, 3.90%, 12/15/24  26,244 28,054
Perrigo Finance Unlimited, 4.375%, 3/15/26  25,743 28,035
Reynolds American, 4.45%, 6/12/25  35,794 39,641
Yili Holding Investment, 1.625%, 11/19/25  21,007 21,047
857,646

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy 3.9%
Aker, 2.875%, 1/15/26 (1) 7,042 7,441
Boardwalk Pipelines, 3.40%, 2/15/31  18,201 19,374
Boardwalk Pipelines, 4.45%, 7/15/27  30,749 34,673
Boardwalk Pipelines, 4.95%, 12/15/24  9,720 10,801
Boardwalk Pipelines, 5.95%, 6/1/26  11,000 12,967
Cameron LNG, 2.902%, 7/15/31 (1) 8,447 9,071
Cameron LNG, 3.302%, 1/15/35 (1) 9,239 9,946
Cameron LNG, 3.701%, 1/15/39 (1) 6,882 7,595
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  21,773 23,869
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,741 7,836
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,836 15,711
Cheniere Energy, 4.625%, 10/15/28  22,665 23,912
DCP Midstream Operating, 6.75%, 9/15/37 (1) 4,310 5,366
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(8) 8,155 7,584
Diamondback Energy, 3.25%, 12/1/26  25,462 27,244
Energy Transfer, 2.90%, 5/15/25 (9) 8,447 8,869
Energy Transfer, 4.20%, 4/15/27  2,658 2,934
Energy Transfer, 4.25%, 4/1/24  13,866 14,767
Energy Transfer, 4.50%, 4/15/24  6,284 6,810
Energy Transfer, 4.95%, 6/15/28  18,982 21,948
Energy Transfer, 5.00%, 5/15/50  4,175 4,885
Energy Transfer, 5.25%, 4/15/29  13,749 16,189
Energy Transfer, 5.50%, 6/1/27  3,713 4,377
Energy Transfer, 5.875%, 1/15/24  13,657 15,023
Energy Transfer, 6.00%, 6/15/48  40,941 51,987
Energy Transfer, 6.25%, 4/15/49  3,985 5,305
Eni, Series X-R, 4.75%, 9/12/28 (1) 30,079 35,293
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 2,100 2,140
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 6,556 6,758
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 2,741 2,908
Occidental Petroleum, 8.00%, 7/15/25 (9) 14,410 17,292
Occidental Petroleum, 8.50%, 7/15/27  9,330 11,756
Occidental Petroleum, 8.875%, 7/15/30  11,375 15,555
Reliance Industries, 3.667%, 11/30/27  18,280 20,099
Reliance Industries, 4.125%, 1/28/25  6,120 6,682
Sabine Pass Liquefaction, 4.50%, 5/15/30  4,495 5,203
Sabine Pass Liquefaction, 5.00%, 3/15/27  71,542 82,631
Sabine Pass Liquefaction, 5.75%, 5/15/24  6,817 7,592
Sabine Pass Liquefaction, 5.875%, 6/30/26  14,711 17,359
Tengizchevroil Finance International, 4.00%, 8/15/26  39,000 42,367
Thaioil Treasury Center, 4.625%, 11/20/28 (9) 4,595 5,134
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  7,309 7,895
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  10,600 11,979
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  14,546 17,713

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Valero Energy, 2.15%, 9/15/27 (9) 8,038 8,169
Williams, 2.60%, 3/15/31  29,160 29,743
Williams, 3.75%, 6/15/27  7,096 7,858
Woodside Finance, 3.65%, 3/5/25 (1) 12,830 13,715
Woodside Finance, 3.70%, 9/15/26 (1) 41,929 45,664
Woodside Finance, 3.70%, 3/15/28 (1) 34,813 37,685
835,674
Industrial Other 0.1%
Sun Hung Kai Properties Capital Market, 2.875%, 1/21/30  14,100 14,863
14,863
Technology 1.2%
Avnet, 4.875%, 12/1/22  29,510 31,059
Baidu, 2.875%, 7/6/22  30,594 31,153
Baidu, 3.625%, 7/6/27 (9) 6,160 6,828
Baidu, 3.875%, 9/29/23  19,645 20,838
Baidu, 4.375%, 5/14/24  12,549 13,664
Baidu, 4.375%, 3/29/28  7,975 9,081
Keysight Technologies, 4.60%, 4/6/27  703 819
Micron Technology, 4.185%, 2/15/27  29,340 33,228
NXP, 2.70%, 5/1/25 (1) 2,279 2,399
NXP, 3.15%, 5/1/27 (1) 4,632 4,974
NXP, 5.35%, 3/1/26 (1) 10,055 11,706
Oracle, 2.30%, 3/25/28  12,072 12,433
Tencent Holdings, 1.81%, 1/26/26  25,688 26,016
Tencent Holdings, 3.575%, 4/11/26  19,482 21,205
TSMC Global, 1.00%, 9/28/27 (1) 23,860 23,152
248,555
Transportation 0.6%
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 35,847 38,939
SF Holding Investment, 2.875%, 2/20/30 (9) 19,700 20,242
Shanghai Port Group BVI Development, 2.85%, 9/11/29  14,625 15,414
Shanghai Port Group BVI Development, 3.375%, 6/18/29  3,890 4,240
Shanghai Port Group BVI Development 2, 2.375%, 7/13/30  21,110 21,541
Transurban Finance, 2.45%, 3/16/31 (1) 12,184 12,407
Transurban Finance, 3.375%, 3/22/27 (1) 10,230 11,163
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  7,701 7,668
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  4,792 4,783
136,397
Total Industrial 3,554,535
UTILITY 2.2%
Electric 1.9%
Ausgrid Finance, 3.85%, 5/1/23 (1)(9) 14,852 15,465
Ausgrid Finance, 4.35%, 8/1/28 (1) 23,381 26,644
China Southern Power Grid International Finance BVI, 3.50%, 5/8/27  10,000 11,032

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
China Southern Power Grid International Finance BVI 2018, 4.25%,
9/18/28 (9) 5,400 6,244
Edison International, 4.95%, 4/15/25  1,409 1,553
Enel Finance International, 1.875%, 7/12/28 (1) 18,162 18,184
Enel Finance International, 2.25%, 7/12/31 (1) 23,114 23,024
Enel Finance International, 3.50%, 4/6/28 (1) 11,261 12,431
Enel Finance International, 3.625%, 5/25/27 (1) 40,586 45,051
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 60,152 66,237
NRG Energy, 4.45%, 6/15/29 (1) 12,942 14,495
Pacific Gas & Electric, 2.10%, 8/1/27  10,318 9,983
Pacific Gas & Electric, 2.50%, 2/1/31  26,808 25,198
Pacific Gas & Electric, 3.30%, 8/1/40  22,239 20,527
Pacific Gas & Electric, 3.95%, 12/1/47 (9) 10,551 9,969
Pacific Gas & Electric, 4.55%, 7/1/30  45,572 48,462
Vistra Operations, 3.55%, 7/15/24 (1) 44,076 46,522
Vistra Operations, 4.375%, 5/1/29 (1) 6,775 6,877
407,898
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1) 4,605 5,252
NiSource, 1.70%, 2/15/31  14,959 14,326
NiSource, 3.60%, 5/1/30  24,407 27,057
Sempra Energy, 3.80%, 2/1/38  8,243 9,225
55,860
Total Utility 463,758
Total Corporate Bonds
(Cost $6,047,818) 6,371,931
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Government Sponsored 0.0%
Equate Petrochemical, 4.25%, 11/3/26  7,737 8,614
8,614
Owned No Guarantee 1.2%
Export-Import Bank of Thailand, 1.457%, 10/15/25  13,925 14,020
Korea Electric Power, 7.00%, 2/1/27  4,505 5,759
Korea National Oil, 1.625%, 10/5/30 (1) 18,020 17,382
Korea South-East Power, 1.00%, 2/3/26  5,765 5,740
NBN, 2.625%, 5/5/31 (1) 16,981 17,539
Ooredoo International Finance, 2.625%, 4/8/31 (1) 21,040 21,726
Perusahaan Listrik Negara, 5.45%, 5/21/28 (1) 60,500 71,165
PTTEP Treasury Center, 2.587%, 6/10/27  18,300 19,185
QNB Finance, 2.625%, 5/12/25  10,572 11,083
QNB Finance, 2.75%, 2/12/27  21,028 22,133
State Grid Overseas Investment 2016, 3.50%, 5/4/27  24,000 26,540

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
TNB Global Ventures Capital, 3.244%, 10/19/26  13,470 14,450
246,722
Total Foreign Government Obligations & Municipalities
(Cost $242,902) 255,336
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.1%
Collateralized Mortgage Obligations 4.8%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 15,731 15,758
Angel Oak Mortgage Trust
Series 2021-4, Class A3, CMO, ARM
1.446%, 1/20/65 (1) 9,535 9,554
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 10,016 10,116
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 3,728 3,761
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (1) 2,569 2,601
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1) 891 911
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1) 2,793 2,788
CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (1) 5,801 5,895
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 9,443 9,645
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 14,080 14,422
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 6,676 6,689
COLT Mortgage Loan Trust
Series 2021-1, Class A1, CMO, ARM
0.91%, 6/25/66 (1) 22,368 22,290

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2016-C05, Class 2M2, CMO, ARM
1M USD LIBOR + 4.45%, 4.534%, 1/25/29  9,695 10,062
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.434%, 9/25/29  30,659 30,855
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 11/25/29  35,142 34,710
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.084%, 2/25/30  9,609 9,564
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 7/25/30  29,286 29,286
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 8/25/30  14,341 14,118
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 11,987 11,980
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 6,599 6,707
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 5,111 5,150
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 3,858 3,911
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 5,291 5,404
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 3/25/50 (1) 6,598 6,586
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 5/25/33 (1) 12,040 12,215
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 10,705 10,871
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 2,830 2,842
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 2,272 2,298

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 7,535 7,657
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 3,706 3,775
Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1) 2,123 2,145
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1) 693 693
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1) 4,152 4,211
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 8,620 8,757
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.66%, 7/25/44 (1) 781 786
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.983%, 10/25/50 (1) 26,593 27,120
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 32,770 33,553
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A4, CMO, ARM
2.50%, 11/25/51 (1) 12,264 12,377
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 21,120 21,660
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 7,043 7,079
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 17,420 17,426
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 5,505 5,598
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 10,303 10,506
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 0.919%, 8/25/50 (1) 4,949 4,977

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 8,368 8,535
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 3,546 3,604
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 8,772 8,945
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 16,851 17,429
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.029%, 11/25/64 (1) 12,519 12,505
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 1,273 1,278
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1) 9,638 9,826
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 10,355 10,490
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51 (1) 7,336 7,475
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 18,830 19,300
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (1) 9,762 10,106
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 6/25/59 (1) 1,812 1,818
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (1) 6,560 6,674
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 2,182 2,219
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 5,905 6,031
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 12,039 12,359

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 2/25/60 (1) 2,778 2,776
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 23,281 23,574
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 3,892 3,971
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 17,087 17,084
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 14,400 14,408
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1) 2,271 2,286
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 8,569 8,668
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 6,518 6,626
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 6,634 6,708
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 4,474 4,490
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1) 4,138 4,185
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 11,325 11,451
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56 (1) 10,651 10,660
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 3/25/30  845 845
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 3/25/30  30,119 30,232
Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M2AS, CMO, ARM
1M USD LIBOR + 1.05%, 1.134%, 12/25/29  16,694 16,745

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.134%, 7/25/30  21,928 21,842
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.884%, 12/25/30 (1) 6,937 6,937
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 9/25/48 (1) 26 26
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 9/25/30  15,764 15,778
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 10/25/48 (1) 3,642 3,642
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.334%, 2/25/47 (1) 14,344 14,363
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 2.85%, 10/25/50 (1) 14,000 14,158
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 3,501 3,503
Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (1) 14,707 15,021
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 436 436
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 3,426 3,450
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 2,380 2,392
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 1,194 1,198
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 3,536 3,561
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 4,921 4,991
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 2,014 2,040

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.684%, 2/25/57 (1) 5,502 5,506
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 9,406 9,615
Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (1) 12,763 12,828
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 7,854 7,972
Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59 (1) 5,200 5,287
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1) 11,313 11,436
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 10,020 10,159
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 11,106 11,261
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 9,887 10,016
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60 (1) 7,815 8,021
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 3,901 3,932
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 7,978 8,013
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65 (1) 17,346 17,753
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 5,797 5,832
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 18,444 18,827
1,032,408

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities 4.3%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 2/10/36 (1) 13,535 14,727
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 1.346%, 9/15/32 (1) 11,890 11,853
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 1.896%, 9/15/32 (1) 4,935 4,910
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.249%, 7/5/40 (1) 39,170 44,731
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 0.946%, 9/15/34 (1) 35,456 35,456
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 3,004
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.272%, 11/15/34 (1) 10,230 9,937
Benchmark Mortgage Trust
Series 2018-B3, Class AS, ARM
4.195%, 4/10/51  14,540 16,621
BX Commercial Mortgage Trust
Series 2019-IMC, Class E, ARM
1M USD LIBOR + 2.15%, 2.246%, 4/15/34 (1) 32,870 32,747
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 10,293
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.793%, 11/15/52  3,875 4,067
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.635%, 5/10/35 (1) 14,725 14,980
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  9,880 10,453
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class AS
4.114%, 9/10/58  8,061 8,803
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49  11,205 11,688

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  27,657 30,648
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.827%, 3/10/51  3,320 3,470
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.917%, 12/15/72 (1) 12,000 11,870
Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (1) 19,685 20,673
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 8,419
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 5,416
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.396%, 11/15/37 (1) 11,083 11,108
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 1.746%, 11/15/37 (1) 23,705 23,778
Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46 (1) 6,715 6,878
Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48  7,340 8,029
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48  5,745 6,281
Commercial Mortgage Trust
Series 2015-LC21, Class AM, ARM
4.043%, 7/10/48  21,415 23,214
Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.478%, 7/10/48  28,450 31,100
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48  5,000 5,478
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  5,000 5,363
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52  14,473 15,735

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52  16,560 17,536
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 23,679 25,729
FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.065%, 2/25/25 (1) 8,375 9,072
FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.61%, 11/25/52 (1) 11,325 12,304
FREMF Mortgage Trust
Series 2019-K103, Class B, ARM
3.572%, 12/25/51 (1) 9,280 10,100
FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/52 (1) 11,400 12,981
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (1) 6,610 7,426
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
3.965%, 7/25/52 (1) 8,000 8,690
FREMF Mortgage Trust
Series 2019-K97, Class B, ARM
3.893%, 9/25/51 (1) 9,820 10,932
FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.861%, 10/25/52 (1) 15,125 16,753
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.029%, 12/15/36 (1) 18,025 17,958
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 13,790
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 1.296%, 12/15/34 (1) 5,540 5,540
Independence Plaza Trust
Series 2018-INDP, Class B
3.911%, 7/10/35 (1) 12,220 12,854
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.30%, 1.396%, 1/15/33 (1) 3,510 3,520
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38 (1) 11,320 11,999

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 10,397
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 8,015
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 11,984
JPMorgan Deutsche Bank Commercial Mortgage Securities Trust
Series 2017-C5, Class AS, ARM
3.858%, 3/15/50  15,745 17,286
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 21,996
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.166%, 5/15/48  3,355 3,658
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  20,075 22,136
SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.50%, 1.596%, 6/15/31 (1) 9,027 9,010
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  12,230 13,951
VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35 (1) 10,909 11,257
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47  5,860 6,290
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, ARM
4.013%, 6/15/48  6,250 6,807
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 6,800
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.435%, 7/15/58  4,900 5,226
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 6,321
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50  15,000 16,459

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (1) 36,095 36,708
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 33,185 36,392
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.715%, 11/10/36 (1) 6,005 6,254
905,861
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $1,890,659) 1,938,269
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 21.5%
U.S. Government Agency Obligations 14.5%
Federal Home Loan Mortgage
2.50%, 5/1/30  8,654 9,101
3.00%, 12/1/42 - 4/1/47  21,555 23,182
3.50%, 9/1/42 - 3/1/46  109,250 118,701
4.00%, 10/1/40 - 8/1/45  12,482 13,726
4.50%, 6/1/39 - 5/1/42  19,508 21,786
5.00%, 7/1/25 - 8/1/40  5,187 5,900
5.50%, 11/1/21 - 12/1/39  5,246 6,107
6.00%, 10/1/21 - 8/1/38  2,959 3,498
6.50%, 2/1/24 - 9/1/39  1,211 1,381
7.00%, 2/1/24 - 6/1/32  26 27
7.50%, 5/1/24 - 6/1/24  4 4
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  40 41
12M USD LIBOR + 1.785%, 2.285%, 9/1/32  7 7
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  119 124
12M USD LIBOR + 1.835%, 2.289%, 3/1/36  124 131
12M USD LIBOR + 1.842%, 2.216%, 1/1/37  139 140
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  91 97
12M USD LIBOR + 2.029%, 2.448%, 11/1/36  127 128
1Y CMT + 2.25%, 2.326%, 10/1/36  77 82
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  17,165 2,804
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  10 10
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36 - 9/1/36  119,627 124,182
2.50%, 5/1/51 - 8/1/51  25,583 26,719
3.00%, 11/1/34 - 12/1/50  19,288 20,517
3.50%, 11/1/47 - 11/1/50  20,070 21,569

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
4.00%, 1/1/50 - 2/1/50  35,127 37,699
4.50%, 5/1/50  4,939 5,367
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  8,538 9,106
3.50%, 6/1/42 - 5/1/46  67,629 73,267
4.00%, 11/1/40  21,836 23,903
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  74 74
12M USD LIBOR + 1.604%, 1.927%, 7/1/36  364 384
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  105 107
12M USD LIBOR + 1.873%, 2.123%, 8/1/36  167 170
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  2,004 2,019
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  35 7
Federal National Mortgage Assn., UMBS
2.50%, 5/1/30 - 8/1/51  87,695 91,569
3.00%, 6/1/27 - 4/1/51  545,467 581,853
3.50%, 11/1/32 - 12/1/48  182,122 195,840
4.00%, 11/1/40 - 12/1/49  217,945 237,915
4.50%, 4/1/26 - 5/1/50  154,316 170,430
5.00%, 3/1/23 - 12/1/47  32,581 37,040
5.50%, 12/1/21 - 9/1/41  26,196 30,345
6.00%, 10/1/21 - 1/1/41  29,869 35,286
6.50%, 8/1/27 - 3/1/41  12,606 14,672
7.00%, 10/1/29 - 4/1/37  108 118
UMBS, TBA(10)
2.00%, 9/1/51  536,900 544,261
2.50%, 9/1/51  397,210 412,540
3.00%, 9/1/51  86,885 90,887
4.00%, 9/1/51  39,465 42,284
4.50%, 9/1/51  38,550 41,691
3,078,798
U.S. Government Obligations 7.0%
Government National Mortgage Assn.
2.50%, 6/20/51 - 7/20/51  156,526 162,412
3.00%, 9/15/42 - 7/20/51  250,033 262,828
3.50%, 9/15/41 - 4/20/48  184,907 198,074
4.00%, 2/20/41 - 10/20/50  97,542 105,232
4.50%, 7/15/26 - 7/20/47  28,134 31,112
5.00%, 9/15/33 - 8/20/48  56,326 63,008
5.50%, 10/20/32 - 3/20/49  48,974 55,017
6.00%, 1/20/34 - 12/20/38  2,961 3,460
6.50%, 1/15/26 - 12/20/33  84 97
7.00%, 12/20/23 - 11/20/28  21 24
7.50%, 12/15/22 - 8/15/28  54 59
8.00%, 12/15/21 - 5/15/32  177 195

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
8.50%, 9/15/22 - 9/20/26  2 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  7,343 7,581
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  4,530 657
4.00%, 5/20/37 - 2/20/43  8,716 528
4.50%, 12/20/39  436 8
Government National Mortgage Assn., TBA(10)
2.00%, 10/20/51  252,755 257,553
2.50%, 9/20/51  259,827 269,449
3.50%, 9/20/51  76,985 81,021
1,498,317
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,493,640) 4,577,115
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 24.0%
U.S. Treasury Obligations 24.0%
U.S. Treasury Bonds, 1.875%, 2/15/41  112,100 112,993
U.S. Treasury Bonds, 1.875%, 2/15/51 (9) 32,525 32,134
U.S. Treasury Bonds, 2.00%, 8/15/51  208,720 212,471
U.S. Treasury Bonds, 2.25%, 5/15/41  375,965 402,341
U.S. Treasury Bonds, 2.375%, 5/15/51  366,170 404,446
U.S. Treasury Notes, 0.125%, 5/15/23  225,080 224,939
U.S. Treasury Notes, 0.125%, 6/30/23 (9) 186,500 186,354
U.S. Treasury Notes, 0.125%, 1/15/24  626,940 624,589
U.S. Treasury Notes, 0.125%, 2/15/24 (9)(11) 709,630 706,858
U.S. Treasury Notes, 0.25%, 3/15/24  428,560 427,890
U.S. Treasury Notes, 0.25%, 5/15/24  537,735 536,223
U.S. Treasury Notes, 0.625%, 7/31/26  550,260 546,477
U.S. Treasury Notes, 0.75%, 4/30/26  81,480 81,557
U.S. Treasury Notes, 0.75%, 5/31/26  210,420 210,486
U.S. Treasury Notes, 0.75%, 8/31/26  402,083 401,580
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,076,204) 5,111,338

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 13.2%
Money Market Funds 13.2%
T. Rowe Price Government Reserve Fund, 0.05% (4)(12) 2,815,082 2,815,082
Total Short-Term Investments
(Cost $2,815,082) 2,815,082
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.07% (4)(12) 2,245 22,448
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 22,448
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 0.07% (4)(12) 13,199 131,988
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 131,988
Total Securities Lending Collateral
(Cost $154,436) 154,436
Total Investments in Securities 110.0%
(Cost $22,877,623) $ 23,403,474
Other Assets Less Liabilities (10.0)% (2,129,730)
Net Assets 100.0% $ 21,273,744
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,138,123 and represents 19.5% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE New Income Fund

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.
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.
.
.
.
.
.
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(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $9,243 and represents 0.0% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9) All or a portion of this security is on loan at August 31, 2021.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,739,686 and represents 8.2% of net assets.
(11) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 86,490 1,721 1,870 (149)
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 54,982 475 (101) 576
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 48,315 961 998 (37)
Citibank, Protection Sold (Relevant Credit:
United Mexican States, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 52,830 456 (74) 530
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 107,162 1,822 692 1,130
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 5,778 152 40 112
Total Bilateral Credit Default Swaps, Protection Sold 3,425 2,162
Total Bilateral Swaps 3,425 2,162
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 * 28,494 3,093 2,435 658
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 529,812 14,536 12,586 1,950

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 104,951 1,784 1,084 700
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 319,082 2,756 695 2,061
Total Centrally Cleared Credit Default Swaps,
Protection Sold 5,369
Total Centrally Cleared Swaps 5,369
Net payments (receipts) of variation margin to date (5,311)
Variation margin receivable (payable) on centrally cleared swaps $ 58
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $71.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/19/21 USD 23,536 EUR 19,948 $ (54)
Citibank 11/19/21 USD 11,583 EUR 9,825 (36)
Morgan Stanley 11/19/21 USD 35,161 EUR 29,772 (47)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (137)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 5,446 U.S. Treasury Long Bond contracts 12/21 887,528 $ 3,204
Short, 11,772 U.S. Treasury Notes five year contracts 12/21 (1,456,417) (1,028)
Short, 7,807 U.S. Treasury Notes ten year contracts 12/21 (1,041,869) (377)
Long, 2,378 U.S. Treasury Notes two year contracts 12/21 523,940 (22)
Long, 8,702 Ultra U.S. Treasury Bonds contracts 12/21 1,716,742 11,713
Long, 790 Ultra U.S. Treasury Notes ten year
contracts 12/21 116,932 (2)
Net payments (receipts) of variation margin to date (24,722)
Variation margin receivable (payable) on open futures contracts $ (11,234)

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 3.97%  $ — $ (1,251) $ 6,854
T. Rowe Price Institutional High Yield Fund - Z
Class, 4.32%  — 831 1,468
T. Rowe Price Government Reserve Fund, 0.05% — — 215
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ (420) $ 8,537+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
3.97%  $ 610,263 $ 6,855 $ — $ 615,867
T. Rowe Price Institutional High
Yield Fund - Z Class, 4.32%  104,794 1,468 — 107,093
T. Rowe Price Government
Reserve Fund, 0.05% 2,421,133  ¤  ¤ 2,815,082
T. Rowe Price Short-Term Fund,
0.07% 1,055,840  ¤  ¤ 154,436
Total $ 3,692,478^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,537 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,679,563.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Income Fund

F43-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 19,701,753 $ — $ 19,701,753
Bond Mutual Funds 722,960 — — 722,960
Convertible Preferred Stocks — 9,243 — 9,243
Short-Term Investments 2,815,082 — — 2,815,082
Securities Lending Collateral 154,436 — — 154,436
Total Securities 3,692,478 19,710,996 — 23,403,474
Swaps* — 10,956 — 10,956
Futures Contracts* 14,917 — — 14,917
Total $ 3,707,395 $ 19,721,952 $ — $ 23,429,347
Liabilities
Forward Currency Exchange
Contracts $ — $ 137 $ — $ 137
Futures Contracts* 1,429 — — 1,429
Total $ 1,429 $ 137 $ — $ 1,566
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.